Reclassifications and Reincorporation	6 Months Ended
Jun. 30, 2015
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Reclassifications and Reincorporation

Note 2 – Reclassifications and Reincorporation

Certain prior period amounts have been reclassified to conform to the presentation used in 2015. These reclassifications had no material effect on the operations, financial condition or cash flows of the Company.